Capital and other components of equity (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Equity [Abstract]
Summary of Warrants
Changes in the value of equity related to the warrants were as follows:

	September 30, 2022		September 30, 2021
	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants

Warrants outstanding at April 1, 2022 and 2021	$325.34	176,429	$325.34	176,429
Issued	0.0001	645,526	—	—
Exercised	0.0001	(645,526)	—	—

Warrants outstanding at September 30, 2022 and September 30, 202 1	$325.34	176,429	$325.34	176,429

Warrants exercisable at September 30, 2022 and September 30, 2021	$325.34	176,429	$317.00	162,144

Warrants of the Company classified as equity are composed of the following as at September 30, 2022 and March 31, 2022:

	September 30 , 2022			March 31 , 2022
	Number outstanding	Number exercisable	Amount	Number outstanding	Number exercisable	Amount
Warrants IFF (i)	57,143	57,143	$1,630,210	57,143	57,143	$1,630,210
Warrants AMI (ii)	119,286	119,286	4,449,680	119,286	119,286	4,449,680

	176,429	176,429	$6,079,890	176,429	176,429	$6,079,890

(i)
During the year ended March 31
, 2020
, Neptune granted 57,143
warrants (“Warrants IFF”) with an exercise price of $420.00
expiring on November 7, 2024
. The warrants, granted in exchange for services to be rendered by non-employees,
vest proportionally to the services rendered
. No
expense was recognized during the three and six-month periods ended September 30, 2022 (2021 -
 $60,965

and $153,650 respectively) under the research and development expenses.

(ii)
During the year ended March 31
, 2020
, Neptune granted 119,286
warrants (“Warrants AMI”) with an exercise price of $280.00
wit
h
85,715
 e
xpiring on October 3, 2024
and 33,572
expiring on February 5, 2025
. The warrants, granted in exchange for services to be rendered by non-employees,
vest proportionally to the services rendered
. The warrants fully vested in fiscal year ended March 31
, 2021
and as such no
expense was recognized in relation to those instruments since then.

C
hanges in the
value of equity related to the warrants for the years ended March 31, 2022 and 2021 were as follows:

	March 31, 2022		March 31, 2021
	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants
Warrants outstanding at April 1, 2021 and 2020	$325.34	176,429	$325.34	176,429
Issued	0.0035	185,715	—	—
Exercised	0.0035	(185,715)	—	—

Warrants outstanding at March 31, 2022 and 2021	$325.34	176,429	$325.34	176,429

Warrants exercisable at March 31, 2022 and 2021	$325.34	176,429	$325.34	147,858

Warrants of the Corporation classified as equity are composed of the following as at March 31, 2022 and March 31, 2021:

			March 31, 2022			March 31, 2021
	Number outstanding	Number exercisable	Amount	Number outstanding	Number exercisable	Amount
Warrants IFF (i)	57,143	57,143	$1,630,210	57,143	28,572	$1,451,293
Warrants AMI (ii)	119,286	119,286	4,449,680	119,286	119,286	4,449,680

	176,429	176,429	$6,079,890	176,429	147,858	$5,900,973

(i)
During the year ended March 31, 2020, Neptune granted 57,143 warrants (“Warrants IFF”) with an exercise price of $420.00 expiring on November 7, 2024. The warrants, granted in exchange for services to be rendered by non-employees,
vest proportionally to the services rendered. An expense of $178,917 was recognized during the twelve-month period ended March 31, 2022 (2021 - $822,316) under the research and development expenses.

(ii)
During the year ended March 31, 2020, Neptune granted 119,286 warrants (“Warrants AMI”) with an exercise price of $280.00 with 85,715 expiring on October 3, 2024 and 33,572 expiring on February 5, 2025. The warrants, granted in exchange for services to be rendered by non-employees,
vest proportionally to the services rendered. The warrants fully vested in fiscal year ended March 31, 2021 and as such no expense was recognized in relation to those instruments in the year ended March 31, 2022. During the twelve-month period ended March 31, 2021, expenses of $1,113,884 were recognized in selling, general and administrative expenses.